Note 1 - Corporate Information	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
1.	CORPORATE INFORMATION

Lingo Media Corporation (“Lingo Media” or the “Company”) is a publicly listed company incorporated in Canada with limited liability under the legislation of the Province of Ontario and its shares are listed on the TSX Venture Exchange under the symbol “LM” and inter-listed on the OTC Markets under the symbol “LMDCF” and Frankfurt Stock Exchange under the symbol “LIMA”. The condensed consolidated interim financial statements of the Company as at and for the period ended
March 31, 2020
comprise the Company and its wholly-owned subsidiaries: Lingo Learning Inc., ELL Technologies Ltd., Lingo Group Limited., ELL Technologies Limited, Vizualize Technologies Corporation,
Speak2Me
Inc., and Parlo Corporation (the “Group”).

Lingo Media is an EdTech company that is ‘
Changing the way the world learns languages’
. The Group provides online and print-based solutions through its two
distinct business units: ELL Technologies Ltd. (“ELL Technologies”) and Lingo Learning Inc. (“Lingo Learning”). ELL Technologies provides online training and assessment for language learning. Lingo Learning is a print-based publisher of English language learning school programs in China.

The head office, principal address and registered office of the Company is located at
151
Bloor Street West, Suite
703,
Toronto, Ontario, Canada,
M5S
1S4.